Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	ProQR Therapeutics N.V.
Entity Central Index Key	0001612940
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity Incorporation, State or Country Code	P7
Title of 12(b) Security	Ordinary Shares, nominal value € 0.04 per share
Trading Symbol	PRQR
Security Exchange Name	NASDAQ
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	54,131,553
Entity Emerging Growth Company	false
Icfr Auditor Attestation Flag	true
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY